CONDENSED CONSOLIDATED INTERIM SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Supplemental cash flow information

Supplemental cash flow information

Non-cash transactions were as follows:

●	Purchases of property, plant, and equipment in Accounts payable of $22.9 million and $17.6 million at September 30, 2024, and December 31, 2023, respectively, are not included under “Capital expenditures” within the Condensed Consolidated Interim Statements of Cash Flows.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $2.3 million and $5.5 million at September 30, 2024, and December 31, 2023, in Accounts payable are not included under “Payments on seller-provided financing for capital expenditures” within the Condensed Consolidated Interim Statements of Cash Flows.

Production Management Assets

Production Management Assets

The Company’s Integrated Production Management (“IPM”) projects are focused on developing and managing production on behalf of the Company’s customers under long-term agreements. Under these arrangements, the Company invests its own services and products, and in some cases cash, into the field development activities and operations of the customer. Although in certain arrangements the Company is paid for a portion of the services or products it provides, generally the Company will not be paid at the time of providing its services or upon delivery of its products. Instead, the Company is compensated based upon cash flow generated. Revenues from IPM arrangements, which is recognized as the related production is achieved, represented 0.8%, 0.8%, 1.1%, and 1.6% of the Company’s Revenues for the three-month period ended September 30, 2024, three-month period ended September 30, 2023, nine-month period ended September 30, 2024, and nine-month period ended September 30, 2023, respectively.

The Company capitalizes its cash investments in a project as well as the direct costs associated with providing services or products for which the Company will be compensated when the related production is achieved. These capitalized investments are amortized to the Unaudited Condensed Consolidated Interim Statements of Operations as the related production is achieved based on the units of production method, whereby each unit produced is assigned a pro-rata portion of the unamortized costs based on estimated total production, resulting in a matching of revenue with the applicable costs. Amortization expense relating to these capitalized investments was $1.3 million, $2.8 million, $3.9 million, and $11.3 million for the three-month period ended September 30, 2024, three-month period ended September 30, 2023, nine-month period ended September 30, 2024, and nine-month period ended September 30, 2023, respectively.

The unamortized portion of the Company’s investments in IPM projects was $13.3 million and $18.8 million at September 30, 2024, and December 31, 2023, respectively. These amounts are included within ‘Other assets’ in the Company’s Unaudited Condensed Consolidated Balance Sheets.

At September 30, 2024, and December 31, 2023, the Company assessed whether the unamortized costs associated with these investments exceed the present value of future cash flows from the projects, and recorded an impairment charge of $1.6 million and $0.9 million at September 30, 2024, and December 31, 2023, respectively. The Company will continue to assess, in future reporting periods, whether the unamortized costs associated with these investments exceed the discounted present value of future cash flows, as a significant deviation in future production levels or future selling prices could result in a material charge in the Unaudited Condensed Consolidated Interim Statements of Operations for future reporting periods.

Investments in Equity Instruments

Investments in Equity Instruments

The Company continues to monitor its equity method investment in W. D. Von Gonten Engineering LLC for indicators of other than temporary impairment. Should an indicator of other than temporary impairment be identified, the Company estimates that an impairment charge of up to $3.1 million may be recorded.

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires enhanced disclosures about significant segment expenses, enhanced interim disclosure requirements, disclosures about the individual or the group or committee identified as the chief operating decision-maker and contains other disclosure requirements. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company does not intend to early adopt this standard. The Company is currently reviewing the impact of the adoption on the condensed consolidated financial statements.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a tabular reconciliation using both percentages and amounts, broken out into specific categories with certain reconciling items at or above 5% of the statutory tax further broken out by nature and/or jurisdiction. This ASU also has disclosure requirements related to income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes paid. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company does not intend to early adopt this standard. The Company is currently reviewing the impact of the adoption on the condensed consolidated financial statements.

All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and, at this time, are not expected to have a material impact on our financial position or results of operations.